Financial Instruments - Schedule of Adjusted Net Cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	R$ 2,446,990	R$ 968,342	R$ 297,929	R$ 641,952
Short-term investments	8,128,058	2,937,029
Accounts receivable from card issuers	16,307,155	14,066,814
Loans designated at FVPL	1,646,685	124,661
Derivative financial instruments	24,992	12,348
Adjusted cash	28,553,880	18,109,194
Accounts payable to clients	(9,172,353)	(6,500,071)
Loans and financing	(1,534,239)	(2,912,033)
Obligations to FIDC quota holders	(4,374,550)	(3,710,894)
Derivative financial instruments	(16,233)	(1,354)
Adjusted debt	(15,097,375)	(13,124,352)
Adjusted net cash	R$ 13,456,505	R$ 4,984,842